PROSKAUER ROSE LLP

ELEVEN TIMES SQUARE

NEW YORK, NEW YORK 10036

June 23, 2017

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Frank Buda

Re:	Dreyfus Investment Funds (Registration Nos: 33-08214 and 811-04813)

Ladies and Gentlemen:

On behalf of Dreyfus/The Boston Company Small/Mid Cap Growth Fund (the "Fund), a series of the above referenced registrant (the "Registrant"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 192 ("Amendment No. 192") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add a new class of shares to the Fund—Class Z.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 192 in order to file certain exhibits, including a Certificate of Amendment, Rule 18f-3 and Rule 12b-1 plan and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.

Please telephone the undersigned at 212.969.3381, or Janna Manes of this office at 212.969.3363, if you have any questions.

Very truly yours,

/s/ Lisa Goldstein
Lisa Goldstein

cc:	Janna Manes